13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
09/30/2003

13F-HR
3Q03 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2003
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		11/4/2003
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 53
                                        ----------------------

Form 13F Information Table Value Total: 1,340,835
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

      	3
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   272850 3638.0000SH       SOLE                3638.0000
AFLAC                          COM              001055102    23318   721921 SH       SOLE                   571785            150136
                                                              6556   202975 SH       DEFINED 01             202975
Ambac Financial Group, Inc.    COM              023139108    49096   767118 SH       SOLE                   650419            116699
                                                             11694   182725 SH       DEFINED 01             182725
Atherogenics, Inc.             COM              047439104     1318    79133 SH       SOLE                    79133
Berkshire Hathaway - Cl. A     COM              084670108    61800      824 SH       SOLE                      709               115
                                                              8625      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    62645    25098 SH       SOLE                    23011              2087
                                                             17994     7209 SH       DEFINED 01               7209
Cendant Corp.                  COM              151313103    62627  3350838 SH       SOLE                  2828238            522600
                                                             12338   660150 SH       DEFINED 01             660150
Certegy                        COM              156880106    22768   709075 SH       SOLE                   562425            146650
                                                              6088   189600 SH       DEFINED 01             189600
Charter Communications Inc.    COM              16117M107    27098  6577266 SH       SOLE                  5718966            858300
                                                              6076  1474675 SH       DEFINED 01            1474675
Closure Medical Corporation    COM              189093107     2427    99650 SH       SOLE                    99650
Comcast Class A Special        COM              20030N200    61247  2066361 SH       SOLE                  1726836            339525
                                                             17546   591975 SH       DEFINED 01             591975
Constellation Brands Inc.      COM              21036P108    40983  1344143 SH       SOLE                  1089343            254800
                                                             13919   456500 SH       DEFINED 01             456500
Cox Communications             COM              224044107    14594   461550 SH       SOLE                   368675             92875
                                                              5586   176650 SH       DEFINED 01             176650
Dow Jones & Co.                COM              260561105    33355   704435 SH       SOLE                   547110            157325
                                                             13096   276575 SH       DEFINED 01             276575
E. W. Scripps Co.              COM              811054204    27845   327203 SH       SOLE                   261413             65790
                                                             10977   128985 SH       DEFINED 01             128985
Equifax                        COM              294429105    29726  1334797 SH       SOLE                  1060847            273950
                                                             10493   471175 SH       DEFINED 01             471175
Hewlett-Packard Co.            COM              428236103    20300  1048530 SH       SOLE                   873030            175500
                                                              5964   308075 SH       DEFINED 01             308075
IMS Health                     COM              449934108    29343  1390650 SH       SOLE                  1112600            278050
                                                              7927   375700 SH       DEFINED 01             375700
Interpublic Group              COM              460690100    26631  1886040 SH       SOLE                  1454140            431900
                                                             11354   804125 SH       DEFINED 01             804125
Johnson & Johnson              COM              478160104     1892    38210 SH       SOLE                    38210
Merck & Co.                    COM              589331107    25886   511371 SH       SOLE                   423796             87575
                                                              8029   158605 SH       DEFINED 01             158605
PartnerRe Ltd Bermuda          COM              G6852T105    18736   369773 SH       SOLE                   306773             63000
                                                             10134   200000 SH       DEFINED 01             200000
Ross Stores, Inc               COM              778296103    15272   329200 SH       SOLE                   259325             69875
                                                              5640   121575 SH       DEFINED 01             121575
Time Warner Inc.               COM              887317105    39693  2626925 SH       SOLE                  2219675            407250
                                                             12276   812425 SH       DEFINED 01             812425
Walt Disney Co.                COM              254687106    32313  1602016 SH       SOLE                  1362116            239900
                                                              4337   215000 SH       DEFINED 01             215000
Washington Post Co. Class B    COM              939640108     4871     7325 SH       SOLE                     7325
Waters Corp.                   COM              941848103    19876   724600 SH       SOLE                   562775            161825
                                                              3703   135000 SH       DEFINED 01             135000
XL Cap Ltd.                    COM              G98255105    41251   532680 SH       SOLE                   431555            101125
                                                             12125   156575 SH       DEFINED 01             156575
Zale Corp                      COM              988858106    34971   787465 SH       SOLE                   640440            147025
                                                             13628   306875 SH       DEFINED 01             306875